OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OTHER LIABILITIES
Summary of other liabilities

	At December 31	At December 31
(in thousands)	2022	2021

Other liabilities:
Lease obligations	$396	$452
Loan obligations	180	56
	$576	$508

Other liabilities-by balance sheet presentation:
Current	$216	$179
Non-current	360	329
	$576	$508

Summary of debt obligations continuity

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Balance-January 1, 2021	$582	$33	$615
Accretion (note 21)	44	—	44
Additions	71	34	105
Repayments	(241)	(11)	(252)
Liability adjustment gain (note 21)	(4)	—	(4)
Balance-December 31, 2021	$452	$56	$508

Accretion (note 21)	$32	$—	$32
Additions	87	158	245
Repayments	(175)	(34)	(209)
Balance-December 31, 2022	$396	$180	$576

Schedule of debt obligation maturities

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$161	$55	$216
One to five years	279	135	414
More than five years	—	—	—
Total obligation-end of period-undiscounted	440	190	630
Present value discount adjustment	(44)	(10)	(54)
Total obligation-end of period-discounted	$396	$180	$576